SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Summary of fair value of financial assets and liabilities accounted for at fair value on a recurring basis (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2019 CNY (¥)	Sep. 30, 2019 USD ($)	Sep. 30, 2018 CNY (¥)	Sep. 30, 2017 CNY (¥)	Sep. 30, 2019 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent earn-out liabilities	¥ 97,417		¥ 83,872	¥ 44,856	$ 13,629
Contingent earn-out liabilities, gain	42,404	$ 5,933	6,164	¥ (5,165)
Fair Value, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent earn-out liabilities	97,417		83,872
Contingent earn-out liabilities, gain	42,404		6,164
Fair Value, Recurring | Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Contingent earn-out liabilities	¥ 97,417		¥ 83,872